UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2001


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    116

Form 13F Information Table Value Total:    $130,256


List of Other Included Managers:

No.  13F File Number      Name


           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    2,356.1    49,927
49,927
                49,927
AER Energy Resources       Common           000944108       11.3    28,163
28,163
                  28,163
Agilent Technologies Inc.  Common           00846U101    1,278.8    41,614
41,614
                   41,614
Altera Corp.               Common           021441100      265.3    12,375
12,375
          12,375
American Home Prod         Common           026609107      752.0    12,800
12,800
                  12,800
American Int'l Group       Common           026874107      708.0     8,795
8,795
              8,795
American Power Conversion  Common           029066107    1,863.1   144,535
144,535
                        144,535
Amgen Inc.                 Common           031162100    2,366.0    39,311
39,311
            39,311
AOL Time Warner            Common           00184A105    1,738.2    43,292
43,292
                  43,292
Applera Corp - App. Bio GrpCommon           038020103      211.9     7,635
7,635
                    7,635
Asyst Technologies         Common           04648X107    1,029.7    79,210
79,210
                79,210
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,865.3    76,135
76,135
               76,135
Avery Dennison             Common           053611109    1,429.8    27,485
27,485
              27,485
BB&T Corp                  Common           054937107    3,541.5   100,696
100,696
               100,696
BJ Wholesale Club          Common           05548J106      946.7    19,785
19,785
              19,785
BP Amoco PLC               Common           055622104      556.7    11,220
11,220
                11,220
Bristol-Meyers Squibb      Common           110122108    2,567.1    43,218
43,218
                 43,218
Cedar Fair                 Dep. Unit        150185106    3,908.8   176,073
176,073
         176,073
Chart Industries Ind.      Common           16115Q100      463.0   109,720
109,720
               109,720
CheckFree  Corp            Common           162813109      437.2    14,852
14,852
              14,852
Cigna Corp                 Common           125509109      214.7     2,000
2,000
          2,000
Cintas                     Common           172908105      208.9     5,300
5,300
      5,300
Cisco Systems              Common           17275R102    2,532.1   160,130
160,130
              160,130
CitiGroup Inc.             Common           172967101    1,329.2    29,551
29,551
            29,551
Cleveland-Cliffs Inc.      Common           185896107      204.3    11,349
11,349
             11,349
Comcast Corp. CL A         CL A             200300101    2,485.6    59,270
59,270
               59,270
Credence Systems           Common           225302108      867.8    42,330
42,330
               42,330
Cypress Semiconductor Corp.Common           232809109      266.0    15,000
15,000
                      15,000
Dal-Tile Int'l Inc.        Common           23426R108    1,655.4   109,994
109,994
            109,994
Dallas Semiconductor Corp. Common           235204104      654.8    25,175
25,175
                    25,175
Datawatch Corp.            Common           237917109       15.0    20,850
20,850
             20,850
DeVry Inc.                 Common           251893103    1,183.2    39,375
39,375
           39,375
Dover Corp.                Common           260003108      879.5    24,540
24,540
           24,540
Dow Chemical               Common           260543103      667.5    21,142
21,142
             21,142
Duke-Weeks Realty Corp.    Common           264411505    1,213.1    52,400
52,400
                     52,400
Electro Scientific Ind.    Common           285229100      683.3    24,350
24,350
             24,350
EMC Corporation            Common           268648102      778.4    26,475
26,475
                26,475
Emerson Electric           Common           291011104    1,682.2    27,133
27,133
              27,133
Expeditors Int'l Wash.     Common           302130109    2,339.2    46,378
46,378
                46,378
Exxon Mobil Corp.          Common           30231G102    3,746.7    46,256
46,256
                 46,256
Fifth Third Bancorp        Common           316773100      545.6    10,210
10,210
              10,210
Fleet Boston Corp.         Common           33901A108      463.3    12,272
12,272
               12,272
General Electric           Common           369604103    1,573.7    37,594
37,594
            37,594
Genomic Solutions          Common           37243R109       62.2    20,747
20,747
               20,747
Genzyme                    Common           372917104    1,623.8    17,976
17,976
           17,976
Gilead Sciences Inc.       Common           375558103      796.9    24,520
24,520
              24,520
Guidant Corp.              Common           401698105      499.4    11,100
11,100
            11,100
Harmonic, Inc.             Common           413160102      193.2    34,355
34,355
            34,355
Henry (Jack) & Assoc., Inc.Common           426281101    1,227.5    51,820
51,820
                    51,820
Hewlett Packard            Common           428236103    1,911.1    61,117
61,117
              61,117
HI/FN, Inc.                Common           428358105      181.8    10,875
10,875
          10,875
Home Depot                 Common           437076102      394.0     9,141
9,141
            9,141
Honeywell Int'l Inc.       Common           438516106      248.9     6,100
6,100
            6,100
IBM                        Common           459200101      281.2     2,924
2,924
      2,924
Illinois Tool Works        Common           452308109    2,680.3    47,155
47,155
               47,155
Inktomi Corp.              Common           457277101      143.3    21,545
21,545
            21,545
Intel                      Common           458140100    4,390.7   166,866
166,866
      166,866
Iomed, Inc.                Common           462028101       47.4    10,000
10,000
        10,000
JP Morgan Chase & Co.      Common           46625H100    2,292.9    51,066
51,066
                     51,066
Johnson & Johnson          Common           478160104      301.6     3,448
3,448
               3,448
Keane, Inc.                Common           486665102      189.2    14,550
14,550
         14,550
Keithley Instrument Inc.   Common           487584104      477.9    29,500
29,500
                29,500
KeyCorp                    Common           493267108      408.2    15,822
15,822
          15,822
Kimberly-Clark Corp        Common           494368103      350.9     5,173
5,173
               5,173
Landec Corp.               Common           514766104      191.9    52,930
52,930
            52,930
Lilly, Eli & Co.           Common           532457108      552.0     7,200
7,200
         7,200
Matria Healthcare Inc.     Common           576817100      713.3    53,330
53,330
               53,330
Matrix Pharmaceutical      Common           576844104      865.4    96,150
96,150
                96,150
McDonald's                 Common           580135101    1,489.5    56,101
56,101
            56,101
Medtronic Inc.             Common           585055106    1,039.5    22,726
22,726
            22,726
Merck                      Common           589331107    2,281.9    30,064
30,064
         30,064
MFS Multimarket Income TrusSh.Ben.Int        552737108     332.7    50,033
50,033
                      50,033
Microsoft                  Common           594918104    2,503.6    45,780
45,780
          45,780
Minnesota Mining & Mfg.    Common            604059105     326.3     3,141
3,141
                   3,141
Morton Industrial Group, InCommon           619328107       81.6    43,546
43,546
                  43,546
National City Corp.        Common           635405103      333.6    12,470
12,470
              12,470
NCS Healthcare Inc. - CL A Common           628874109        8.4    24,000
24,000
                   24,000
Neogen                     Common           640491106    2,768.3   234,350
234,350
          234,350
Netsolve, Inc.             Common           64115J106       85.7    12,249
12,249
         12,249
Nortel Networks Corp.      Common           656569100    2,043.6   145,452
145,452
                   145,452
Northern Trust Corp.       Common           665859104      218.8     3,500
3,500
               3,500
Nuance Communications, Inc.Common           669967101      210.5    20,965
20,965
                      20,965
NX Networks Inc.           Common           629478108       25.2    31,075
31,075
              31,075
Omnicom Group Inc.         Common           681919106    1,769.8    21,354
21,354
                  21,354
Oppenheimer Multi-Sector InSh.Ben.Int       683933105       75.4     8,800
8,800
                  8,800
Parametric Technology Corp Common           699173100      891.0    98,322
98,322
                     98,322
Parlex Corporation         Common           701630105      321.1    33,800
33,800
              33,800
Pfizer, Inc.               Common           717081103    3,127.9    76,383
76,383
        76,383
Plato Learning, Inc.       Common           72764Y100    3,474.6   174,605
174,605
                174,605
PNC Financial Serv. Group  Common           693475105      542.0     8,000
8,000
                   8,000
Power Integrations, Inc.   Common           741477103      686.1    39,775
39,775
                39,775
Procter & Gamble           Common           742718109    3,265.7    14,118
14,118
                14,118
Qwest Com Intl Inc         Common           749121109    1,043.8    29,779
29,779
                29,779
Royal Dutch Petroleum      Common           780257804    2,133.3    38,480
38,480
                   38,480
SBC Communications, Inc.   Common           78387G103      353.8     7,928
7,928
                     7,928
Schering Plough            Common           806605101    1,016.4    27,824
27,824
              27,824
Schlumberger Ltd.          Common           806857108      262.1     4,550
4,550
             4,550
Sky Financial Group, Inc.  Common           83080P103      312.2    18,300
18,300
                 18,300
Sovereign Bancorp          Common           845905108    2,814.6   332,350
332,350
                 332,350
Standard Management Corp.  Common           853612109       38.8    10,000
10,000
                     10,000
Steris Corp.               Common           859152100      935.9    66,375
66,375
         66,375
Suntrust Bks Inc           Common           867914103      304.6     4,700
4,700
            4,700
Texas Instruments          Common           882508104      429.4    13,862
13,862
              13,862
Thermo Electron Corp.      Common           883556102      536.7    23,875
23,875
                  23,875
TJX Companies, Inc.        Common           872540109    2,702.4    84,451
84,451
                 84,451
TRW                        Common           872649108      406.5    11,956
11,956
        11,956
Templeton Global Inc.Fund  Common           880198106      758.8   119,489
119,489
                     119,489
TYCO International Ltd.    Common           902124106      610.4    14,120
14,120
                  14,120
Ventana Medical Systems    Common           92276H106    2,176.2    93,600
93,600
                     93,600
Verizon Communications     Common           92343V104    1,018.7    20,664
20,664
                     20,664
Viacom Inc. - Cl B         CL B             925524308      953.0    21,675
21,675
          21,675
Vitesse Semiconductor Corp.Common           928497106    1,731.6    72,720
72,720
                      72,720
Walgreen                   Common           931422109      421.1    10,320
10,320
         10,320
Watson Pharmaceuticals Inc Common           942683103    3,892.8    74,007
74,007
                     74,007
Wells Fargo Company        Common            949740104   1,784.8    36,079
36,079
                   36,079
Xilinx Inc.                Common           983919101      204.6     5,825
5,825
       5,825


13F REPORT  1STQ 2001                       GRAND TOTAL 130,256.2


